Investments in subsidiaries, associates and joint ventures - Guarantees provided (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Ownership interest in associate (as a percent)	29.60%
Investments in associates and joint ventures	$ 2,031	$ 2,031	$ 2,798	$ 3,225
Equity results in income statement		(119)	228	305
Dividends received		173	353	245
VLI S.A.
Investments in associates and joint ventures
Ownership interest in associate (as a percent)	29.60%
Ferrous minerals
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 1,154	1,154	1,729
Equity results in income statement		50	254	417
Dividends received		$ 140	296	189
Ferrous minerals | VLI S.A.
Investments in associates and joint ventures
Ownership interest in associate (as a percent)		29.60%
% Voting capital		29.60%
Investments in associates and joint ventures	480	$ 480	812
Equity results in income statement		(22)	1	30
Dividends received		$ 2	9	7
Ferrous minerals | Zhuhai YPM Pellet Co
Investments in associates and joint ventures
Investments in associates and joint ventures			23
Ferrous minerals | Baovale Mineracao S.A
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Investments in associates and joint ventures	20	$ 20	25
Equity results in income statement		$ 1	4	5
Dividends received				1
Ferrous minerals | Companhia Coreano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Investments in associates and joint ventures	48	$ 48	88
Equity results in income statement		8	48	69
Dividends received		$ 34	62	32
Ferrous minerals | Companhia Hispano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.89%
% Voting capital		50.89%
Investments in associates and joint ventures	43	$ 43	70
Equity results in income statement		11	37	55
Dividends received		$ 27	50	23
Ferrous minerals | Companhia Italo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.90%
% Voting capital		51.00%
Investments in associates and joint ventures	44	$ 44	65
Equity results in income statement		10	30	60
Dividends received		$ 23	54	32
Ferrous minerals | Companhia Nipo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		51.00%
% Voting capital		51.11%
Investments in associates and joint ventures	121	$ 121	150
Equity results in income statement		8	84	126
Dividends received		$ 32	92	67
Ferrous minerals | MRS Logistica S.A.
Investments in associates and joint ventures
Ownership interest in associate (as a percent)		48.16%
% Voting capital		46.75%
Investments in associates and joint ventures	398	$ 398	496
Equity results in income statement		34	50	72
Dividends received		$ 22	29	27
Ferrous minerals | Samarco Mineracao S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Coal
Investments in associates and joint ventures
Equity results in income statement			(2)	16
Coal | Henan Longyu
Investments in associates and joint ventures
Equity results in income statement			(2)	16
Coal | Nacala Corridor Holding
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Base metals
Investments in associates and joint ventures
Investments in associates and joint ventures	18	$ 18	14
Equity results in income statement				1
Base metals | Korea Nickel Corp
Investments in associates and joint ventures
Ownership interest in associate (as a percent)		25.00%
% Voting capital		25.00%
Investments in associates and joint ventures	18	$ 18	14
Equity results in income statement				1
Others
Investments in associates and joint ventures
Investments in associates and joint ventures	859	859	1,055
Equity results in income statement		(169)	(24)	(129)
Dividends received		$ 33	57	56
Others | Mineracao Rio Grande do Norte S.A.
Investments in associates and joint ventures
Ownership interest in associate (as a percent)		40.00%
% Voting capital		40.00%
Investments in associates and joint ventures	71	$ 71	97
Equity results in income statement		(3)	15	2
Dividends received		9
Others | Others
Investments in associates and joint ventures
Investments in associates and joint ventures	70	70	86
Equity results in income statement		$ (48)	(28)	(5)
Others | Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		55.00%
% Voting capital		55.00%
Investments in associates and joint ventures	367	$ 367	470
Equity results in income statement		28	31	25
Dividends received		$ 24	28	25
Others | Alianca Norte Energia Participacoes S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		51.00%
% Voting capital		51.00%
Investments in associates and joint ventures	117	$ 117	160
Equity results in income statement		$ (8)	4	15
Others | California Steel Industries, Inc
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Investments in associates and joint ventures	$ 234	$ 234	242
Equity results in income statement		$ (7)	23	77
Dividends received			29	31
Others | Companhia Siderurgica do Pecem
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Equity results in income statement		$ (131)	$ (69)	$ (243)